TRANSACTIONS WITH RELATED PARTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inversiones Costa Verde Ltda. y CPA. [Member]
Disclosure of transactions between related parties [line items]
Tax No	96.810.370-9
Nature of relationship with related parties	Related director
Currency	CLP
Country of origin	Chile
Tickets sales	$ 16	$ 18	$ 6
Comunidad Mujer [Member]
Disclosure of transactions between related parties [line items]
Tax No	65.216.000-K
Nature of relationship with related parties	Related director
Currency	CLP
Country of origin	Chile
Tickets sales		14	9
Bethia S.A and Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Tax No	78.591.370-1
Nature of relationship with related parties	Related director
Currency	CLP
Country of origin	Chile
Services received of cargo transport	$ 1,778	1,643	(394)
Courier	(85)	(382)	(285)
Services provided of cargo transport		(17)	192
Sales commissions	(821)	(761)	(727)
Services received of transfer of passengers	112
Services received advertising	$ (1,025)
Transportes San Felipe S.A [Member]
Disclosure of transactions between related parties [line items]
Tax No	79.773.440-3
Nature of relationship with related parties	Related director
Currency	CLP
Country of origin	Chile
Tickets sales		1	3
Services received of transfer of passengers			(84)
Granja Marina Tornagaleones S.A. [Member]
Disclosure of transactions between related parties [line items]
Tax No	87.752.000-5
Nature of relationship with related parties	Common shareholder
Currency	CLP
Country of origin	Chile
Tickets sales	$ 51	72	76
Consultoria Administrativa Profesional S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Tax No	Foreign
Nature of relationship with related parties	Associate
Currency	MXN
Country of origin	Mexico
Professional counseling services received		(2,357)	(2,563)
Inversora Aeronautica Argentina S.A. [Member]
Disclosure of transactions between related parties [line items]
Tax No	Foreign
Nature of relationship with related parties	Related director
Currency	ARS$
Country of origin	Argentina
Property leases received	$ (231)	(251)	(264)
TAM Aviacao Executiva e Taxi Aereo S/A [Member]
Disclosure of transactions between related parties [line items]
Tax No	Foreign
Nature of relationship with related parties	Common shareholder
Currency	BRL
Country of origin	Brazil
Services received of cargo transport	$ 8
Services provided of cargo transport	62	45	(120)
Services received at airports	$ (2)	(39)	7
Qatar Airways [Member]
Disclosure of transactions between related parties [line items]
Tax No	Foreign
Nature of relationship with related parties	Indirect shareholder
Currency	US$
Country of origin	Qatar
Services provided by aircraft lease	$ 21,321	31,707
Interlineal received service	(6,345)	(2,139)
Interlineal provided service	8,635	5,279
Services provided of handling	1,392	1,002
Services provided / received others	$ 1,805